Investment Strategy	Dec. 15, 2025
Pacer US Export Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to measure the performance of a portfolio of approximately 100 large- and mid- capitalization U.S. companies with a high percentage of foreign sales and high free cash flow margin.
Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales.
The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index, and those companies are weighted based on market capitalization, with a 5% cap for each Index constituent.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

As of September 30, 2025, the Index was made up of 100 companies and included significant allocations to companies in the information technology sector.
The Index is reconstituted and rebalanced quarterly. At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their market capitalization, and weightings are capped at 5% of the weight of the Index for any individual company.
From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.
The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The S&P MidCap 400 measures the performance of mid-capitalization stocks in the United States.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index.
Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the data and infrastructure real estate sectors primarily of the U.S. equity market.
The Index
The Index is generally composed of equity securities of U.S. and global Data and Infrastructure Real Estate Companies (defined below) and equity securities of U.S. and global Power Generation Companies (defined below) (collectively, “Eligible Companies”).
The Index includes securities across the following categories of companies. Such categories and the “weight” (defined as the percentage of the total Index) assigned to each category at the time of each rebalance of the Index are as follows:

Data and Infrastructure Real Estate Companies (80%)
Equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors and are (i) components of the GPR Pure Infrastructure Index that are allocated to the communication sector or (ii) global data center companies that are components of the GPR 250 Index (collectively, “Data and Infrastructure Real Estate Companies”).

Power Generation Companies (20%)
Equity securities of companies that are components of the Solactive Small Modular Reactor Index. Companies are eligible to be included in the Solactive Small Modular Reactor Index if they generate at least 50% of their revenues from activities that make use of one or more of the following technologies (collectively, “Power Generation Companies”):
•Small Modular Reactors (SMRs): Companies involved in the development, manufacturing, engineering, or supply of technologies, components, or services related to small modular reactors, including activities that support the deployment, operation, and integration of SMRs into energy systems.
•Nuclear Power: Companies engaged in activities connected to nuclear energy generation, including the construction, operation, maintenance, or supply of technologies and services for nuclear power plants, as well as companies that provide equipment, engineering, or infrastructure solutions that enable nuclear power production.
•Power Infrastructure & Energy Systems: Companies that provide products, technologies, or services that enable the generation, transmission, and/or distribution of electricity, including grid equipment, power conversion systems, backup and reserve power solutions, and other infrastructure related to maintaining energy supply for industrial, commercial, and utility-scale applications.
•Digital Infrastructure & Connectivity Systems: Companies that deliver hardware, software, and services that support the power, cooling, networking, and/or operational resilience of digital infrastructure, including data center power and thermal management solutions, networking and connectivity equipment, and integrated systems that assist in the operation of information technology and communication facilities.

At the time of each reconstitution of the Index, Eligible Companies must meet the following requirements: (1) have a primary listing exchange in one of the countries that are part of the Developed Markets or Emerging Markets as defined by the Solactive Country Classification (excluding India and Mexico); (2) have a free float market capitalization of at least $250 million at the time of reconstitution and at least $500 million on any day within two years prior to the reconstitution date; and (3) have an average daily volume traded in the last 12 months of at least 10,000 shares.
To be eligible to be included in the GPR Pure Infrastructure Index, companies must have at least 50% of operational turnover derived from infrastructure activities. To be eligible to be included in the GPR 250 Index, companies must derive at least 75% of their operational turnover from investment activities (for property investment companies) or from a combination of investment and development activities (for hybrid property companies). In the case of hybrid property companies, at least 25% of operational turnover must originate from investment activities.
To be eligible for inclusion in the Solactive Small Modular Reactor Index, companies must have a free float market capitalization of at least $100 million and minimum average daily value traded of at least $1 million over the six month period prior to the reconstitution date. Companies are selected for inclusion in the Solactive Small Modular Reactor Index by Solactive AG (“Solactive”), using ARTIS®, Solactive’s proprietary natural language processing algorithm. ARTIS uses key words to review large volumes of publicly available data, such as company annual reports, published business descriptions, company publications, and financial news reports, which Solactive believes will identify and classify companies eligible for inclusion in the Solactive Small Modular Reactor Index.
A portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. The aggregate weight of the Index Constituents from emerging markets is capped at 10%. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Data and Infrastructure Real Estate Companies and Power Generation Companies. The Fund defines Data and Infrastructure Real Estate Companies as U.S. and global companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure sectors. The Fund defines Power Generation Companies as U.S. and global companies that generate at least 50% of their revenues from activities that make use of small modular reactors (SMRs), nuclear power, power infrastructure and energy systems, or digital infrastructure and connectivity systems. Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.